Income Tax Expense - Disclosure of Income Tax Expense Benefit (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current tax
Current tax on profits for the fiscal year			$ 0
Total current tax expense			0
Deferred income tax
Decrease in deferred tax assets	$ 3,797,425	$ (1,730,865)	(2,326,468)
Decrease in deferred tax liabilities	(3,797,425)	1,730,865	2,326,468
Total deferred tax (benefit)/expense			0
Income tax expense	$ 0	$ 0	$ 0